UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)

Common Stocks – 99.0% of Net Assets

	Aerospace & Defense – 2.1%
1,325	B/E Aerospace, Inc.(b)	$68,449
2,873	Boeing Co. (The)(b)	378,489
1,431	General Dynamics Corp.(b)	222,034
468	Huntington Ingalls Industries, Inc.(b)	71,801
991	KLX, Inc.(b)(c)	34,883
1,207	Lockheed Martin Corp.(b)	289,342
3,296	United Technologies Corp.(b)	334,874

		1,399,872

	Air Freight & Logistics – 0.8%
1,248	FedEx Corp.(b)	218,000
3,255	United Parcel Service, Inc., Class B(b)	355,967

		573,967

	Airlines – 0.5%
821	Alaska Air Group, Inc.(b)	54,071
4,519	Delta Air Lines, Inc.(b)	177,868
1,762	JetBlue Airways Corp.(b)(c)	30,377
1,958	United Continental Holdings, Inc.(b)(c)	102,736

		365,052

	Auto Components – 0.4%
3,514	Johnson Controls International PLC(b)	163,507
847	Lear Corp.(b)	102,673

		266,180

	Automobiles – 0.4%
7,372	General Motors Co.(b)	234,209
208	Tesla Motors, Inc.(b)(c)	42,438

		276,647

	Banks – 5.4%
38,572	Bank of America Corp.(b)	603,652
12,959	Citigroup, Inc.(b)	612,054
2,148	Comerica, Inc.(b)	101,643
757	East West Bancorp, Inc.	27,789
7,783	Fifth Third Bancorp(b)	159,240
888	First Republic Bank(b)	68,474
18,007	Huntington Bancshares, Inc.(b)	177,549
14,793	JPMorgan Chase & Co.(b)	985,066
376	Signature Bank(b)(c)	44,537
3,872	SunTrust Banks, Inc.(b)	169,594
17,219	Wells Fargo & Co.(b)	762,457

		3,712,055

	Beverages – 2.2%
16,998	Coca-Cola Co. (The)(b)	719,355
7,414	PepsiCo, Inc.(b)	806,421

		1,525,776

Shares	Description	Value (†)

Common Stocks – continued

	Biotechnology – 3.3%
5,981	AbbVie, Inc.(b)	$377,222
818	Alexion Pharmaceuticals, Inc.(b)(c)	100,238
1,242	Alkermes PLC(b)(c)	58,411
719	Alnylam Pharmaceuticals, Inc.(b)(c)	48,734
2,803	Amgen, Inc.(b)	467,568
882	Biogen, Inc.(b)(c)	276,092
611	BioMarin Pharmaceutical, Inc.(b)(c)	56,530
3,079	Celgene Corp.(b)(c)	321,848
5,900	Gilead Sciences, Inc.(b)	466,808
513	Incyte Corp.(b)(c)	48,371

		2,221,822

	Building Products – 0.4%
832	A.O. Smith Corp.(b)	82,193
2,274	Fortune Brands Home & Security, Inc.(b)	132,119
258	Lennox International, Inc.(b)	40,514

		254,826

	Capital Markets – 1.9%
5,932	Bank of New York Mellon Corp. (The)(b)	236,568
588	BlackRock, Inc.(b)	213,127
1,883	Goldman Sachs Group, Inc. (The)(b)	303,672
8,565	Morgan Stanley(b)	274,594
661	MSCI, Inc.(b)	55,484
1,178	Raymond James Financial, Inc.(b)	68,571
930	SEI Investments Co.(b)	42,417
3,115	TD Ameritrade Holding Corp.(b)	109,773

		1,304,206

	Chemicals – 2.3%
651	Agrium, Inc.(b)	59,039
1,336	Air Products & Chemicals, Inc.(b)	200,854
1,303	Albemarle Corp.(b)	111,393
898	Ashland Global Holdings, Inc.(b)	104,123
1,035	Celanese Corp., Series A(b)	68,890
4,632	Huntsman Corp.(b)	75,363
759	International Flavors & Fragrances, Inc.(b)	108,514
2,556	Monsanto Co.(b)	261,223
1,432	PPG Industries, Inc.(b)	148,012
2,271	Praxair, Inc.(b)	274,405
1,175	Valspar Corp. (The)(b)	124,632

		1,536,448

	Commercial Services & Supplies – 0.3%
446	Waste Connections, Inc.	33,316
2,825	Waste Management, Inc.(b)	180,122

		213,438

	Communications Equipment – 1.1%
1,668	ARRIS International PLC(b)(c)	47,255
21,120	Cisco Systems, Inc.(b)	669,926
380	Palo Alto Networks, Inc.(b)(c)	60,545

		777,726

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 0.0%
1,086	Chicago Bridge & Iron Co.	$30,441

	Consumer Finance – 1.4%
3,522	Ally Financial, Inc.(b)	68,573
4,415	American Express Co.(b)	282,737
3,429	Capital One Financial Corp.(b)	246,305
3,486	Discover Financial Services(b)	197,133
4,929	Synchrony Financial(b)	138,012

		932,760

	Containers & Packaging – 0.4%
1,167	Crown Holdings, Inc.(b)(c)	66,624
3,932	International Paper Co.(b)	188,658
532	Packaging Corp. of America(b)	43,230

		298,512

	Diversified Financial Services – 1.4%
6,612	Berkshire Hathaway, Inc., Class B(b)(c)	955,236

	Diversified Telecommunication Services – 2.6%
23,005	AT&T, Inc.(b)	934,233
552	SBA Communications Corp., Class A(b)(c)	61,912
15,034	Verizon Communications, Inc.(b)	781,468

		1,777,613

	Electric Utilities – 2.3%
4,570	Alliant Energy Corp.(b)	175,077
6,074	American Electric Power Co., Inc.(b)	390,012
3,656	PG&E Corp.(b)	223,638
6,885	PPL Corp.(b)	238,014
5,391	Southern Co. (The)(b)	276,558
4,347	Westar Energy, Inc.(b)	246,692

		1,549,991

	Electrical Equipment – 0.5%
299	Acuity Brands, Inc.(b)	79,116
4,467	Emerson Electric Co.(b)	243,496

		322,612

	Electronic Equipment, Instruments & Components – 0.4%
1,407	Arrow Electronics, Inc.(b)(c)	90,006
1,738	Avnet, Inc.(b)	71,362
6,496	Flex Ltd.(b)(c)	88,476

		249,844

	Energy Equipment & Services – 1.3%
4,265	National Oilwell Varco, Inc.(b)	156,696
4,058	Oceaneering International, Inc.(b)	111,636
7,692	Schlumberger Ltd.(b)	604,899

		873,231

	Food & Staples Retailing – 2.1%
1,935	Costco Wholesale Corp.(b)	295,107
3,960	CVS Health Corp.(b)	352,400
2,488	Sysco Corp.(b)	121,937

Shares	Description	Value (†)

Common Stocks – continued

	Food & Staples Retailing – continued
5,468	Wal-Mart Stores, Inc.(b)	$394,352
3,584	Walgreens Boots Alliance, Inc.(b)	288,942

		1,452,738

	Food Products – 1.6%
3,644	General Mills, Inc.(b)	232,779
1,092	Hain Celestial Group, Inc. (The)(b)(c)	38,853
557	Ingredion, Inc.(b)	74,115
2,622	Kellogg Co.(b)	203,126
2,225	Kraft Heinz Co. (The)(b)	199,160
7,100	Mondelez International, Inc., Class A(b)	311,690
78	Post Holdings, Inc.(c)	6,019
367	TreeHouse Foods, Inc.(b)(c)	31,999

		1,097,741

	Gas Utilities – 0.3%
1,625	Atmos Energy Corp.(b)	121,013
1,999	UGI Corp.(b)	90,435

		211,448

	Health Care Equipment & Supplies – 2.4%
7,508	Abbott Laboratories(b)	317,513
624	Align Technology, Inc.(b)(c)	58,500
389	Cooper Cos., Inc. (The)(b)	69,732
2,266	DENTSPLY SIRONA, Inc.(b)	134,668
4,178	Hologic, Inc.(b)(c)	162,232
825	IDEXX Laboratories, Inc.(b)(c)	93,002
6,217	Medtronic PLC(b)	537,149
826	ResMed, Inc.(b)	53,517
813	STERIS PLC(b)	59,430
770	Teleflex, Inc.(b)	129,399

		1,615,142

	Health Care Providers & Services – 2.5%
2,358	Anthem, Inc.(b)	295,481
1,945	Centene Corp.(b)(c)	130,237
5,345	Community Health Systems, Inc.(b)(c)	61,681
3,206	Express Scripts Holding Co.(b)(c)	226,119
1,231	McKesson Corp.(b)	205,269
1,275	MEDNAX, Inc.(b)(c)	84,469
4,565	UnitedHealth Group, Inc.(b)	639,100
508	WellCare Health Plans, Inc.(b)(c)	59,482

		1,701,838

	Hotels, Restaurants & Leisure – 1.7%
451	Domino’s Pizza, Inc.(b)	68,484
3,043	Hilton Worldwide Holdings, Inc.(b)	69,776
1,127	Las Vegas Sands Corp.(b)	64,848
3,329	McDonald’s Corp.(b)	384,033
2,601	MGM Resorts International(b)(c)	67,704
5,876	Starbucks Corp.(b)	318,127
2,190	Yum! Brands, Inc.(b)	198,874

		1,171,846

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
1,633	Leggett & Platt, Inc.(b)	$74,432
3,257	Newell Brands, Inc.(b)	171,514
3,216	Toll Brothers, Inc.(b)(c)	96,030

		341,976

	Household Products – 2.1%
1,966	Church & Dwight Co., Inc.(b)	94,210
1,573	Clorox Co. (The)(b)	196,908
1,870	Kimberly-Clark Corp.(b)	235,882
9,945	Procter & Gamble Co. (The)(b)	892,564

		1,419,564

	Industrial Conglomerates – 3.0%
3,232	3M Co.(b)	569,575
36,292	General Electric Co.(b)	1,074,969
3,488	Honeywell International, Inc.(b)	406,666

		2,051,210

	Insurance – 2.0%
1,318	Arch Capital Group Ltd.(b)(c)	104,465
2,827	Chubb Ltd.(b)	355,213
2,022	Cincinnati Financial Corp.(b)	152,499
4,248	Lincoln National Corp.(b)	199,571
5,285	Prudential Financial, Inc.(b)	431,520
998	Willis Towers Watson PLC(b)	132,504

		1,375,772

	Internet & Direct Marketing Retail – 2.5%
1,416	Amazon.com, Inc.(b)(c)	1,185,631
739	Liberty Interactive Corp./QVC Group, Class A(c)	14,787
810	Liberty Ventures, Series A(c)	32,295
1,836	Netflix, Inc.(b)(c)	180,938
201	Priceline Group, Inc. (The)(b)(c)	295,769

		1,709,420

	Internet Software & Services – 4.5%
307	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	32,477
1,380	Alphabet, Inc., Class A(b)(c)	1,109,603
816	Alphabet, Inc., Class C(b)(c)	634,269
81	CommerceHub, Inc., Series A(c)	1,280
162	CommerceHub, Inc., Series C(c)	2,577
8,640	Facebook, Inc., Class A(b)(c)	1,108,253
4,543	Yahoo!, Inc.(b)(c)	195,803

		3,084,262

	IT Services – 3.6%
2,925	Accenture PLC, Class A(b)	357,347
655	Amdocs Ltd.(b)	37,892
1,720	Computer Sciences Corp.(b)	89,801
360	FleetCor Technologies, Inc.(b)(c)	62,543
1,086	Global Payments, Inc.(b)	83,361
3,682	International Business Machines Corp.(b)	584,886
4,205	MasterCard, Inc., Class A(b)	427,943
2,951	Paychex, Inc.(b)	170,774

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – continued
7,747	Visa, Inc., Class A(b)	$640,677

		2,455,224

	Leisure Products – 0.1%
1,129	Brunswick Corp.(b)	55,072
586	Polaris Industries, Inc.(b)	45,380

		100,452

	Life Sciences Tools & Services – 0.5%
744	Illumina, Inc.(b)(c)	135,155
1,471	Thermo Fisher Scientific, Inc.(b)	233,977

		369,132

	Machinery – 1.4%
652	AGCO Corp.	32,157
3,887	Caterpillar, Inc.(b)	345,049
1,359	Cummins, Inc.(b)	174,156
2,426	IDEX Corp.(b)	227,001
581	WABCO Holdings, Inc.(b)(c)	65,961
964	Wabtec Corp.(b)	78,710

		923,034

	Media – 2.8%
753	AMC Networks, Inc., Class A(b)(c)	39,050
385	Charter Communications, Inc., Class A(b)(c)	103,938
9,190	Comcast Corp., Class A(b)	609,665
45,646	Sirius XM Holdings, Inc.(b)(c)	190,344
3,189	Time Warner, Inc.(b)	253,876
6,591	Twenty-First Century Fox, Inc., Class A(b)	159,634
170	Twenty-First Century Fox, Inc., Class B	4,206
5,679	Walt Disney Co. (The)(b)	527,352

		1,888,065

	Metals & Mining – 0.2%
4,474	Steel Dynamics, Inc.(b)	111,805

	Multi-Utilities – 0.3%
4,538	Public Service Enterprise Group, Inc.(b)	190,006

	Multiline Retail – 0.7%
4,104	Nordstrom, Inc.(b)	212,915
3,466	Target Corp.(b)	238,045

		450,960

	Oil, Gas & Consumable Fuels – 6.1%
1,770	Cheniere Energy, Inc.(b)(c)	77,172
7,730	Chevron Corp.(b)	795,572
2,258	Concho Resources, Inc.(b)(c)	310,136
16,227	Exxon Mobil Corp.(b)	1,416,293
4,061	HollyFrontier Corp.(b)	99,494
6,753	Noble Energy, Inc.(b)	241,352
5,494	Occidental Petroleum Corp.(b)	400,622
2,909	Phillips 66(b)	234,320
1,780	Pioneer Natural Resources Co.(b)	330,457

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
4,839	Spectra Energy Corp.(b)	$206,867
5,440	Whiting Petroleum Corp.(b)(c)	47,546

		4,159,831

	Pharmaceuticals – 5.5%
1,533	Allergan PLC(b)(c)	353,065
6,348	Bristol-Myers Squibb Co.(b)	342,284
4,704	Eli Lilly & Co.(b)	377,543
387	Jazz Pharmaceuticals PLC(b)(c)	47,013
10,242	Johnson & Johnson(b)	1,209,887
10,712	Merck & Co., Inc.(b)	668,536
23,104	Pfizer, Inc.(b)	782,533

		3,780,861

	Professional Services – 0.2%
578	Manpowergroup, Inc.(b)	41,766
1,312	Verisk Analytics, Inc.(b)(c)	106,640

		148,406

	Real Estate Management & Development – 0.1%
492	Jones Lang LaSalle, Inc.(b)	55,985

	REITs - Apartments – 0.5%
823	American Campus Communities, Inc.(b)	41,866
510	Essex Property Trust, Inc.(b)	113,577
315	Mid-America Apartment Communities, Inc.	29,607
4,534	UDR, Inc.(b)	163,179

		348,229

	REITs - Diversified – 0.7%
1,972	Crown Castle International Corp.(b)	185,782
1,174	Digital Realty Trust, Inc.(b)	114,019
7,240	Duke Realty Corp.(b)	197,869

		497,670

	REITs - Mortgage – 0.3%
6,151	American Capital Agency Corp.(b)	120,191
9,845	Annaly Capital Management, Inc.(b)	103,372

		223,563

	REITs - Office Property – 0.4%
1,607	Kilroy Realty Corp.(b)	111,445
1,370	SL Green Realty Corp.(b)	148,097

		259,542

	REITs - Shopping Centers – 0.4%
9,020	DDR Corp.(b)	157,219
1,721	Regency Centers Corp.(b)	133,360

		290,579

	REITs - Single Tenant – 0.3%
1,221	National Retail Properties, Inc.(b)	62,088
2,059	Realty Income Corp.(b)	137,809

		199,897

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Storage – 0.2%
1,525	Extra Space Storage, Inc.(b)	$121,100

	Road & Rail – 0.9%
1,717	Norfolk Southern Corp.(b)	166,652
1,301	Old Dominion Freight Line, Inc.(b)(c)	89,262
3,737	Union Pacific Corp.(b)	364,469

		620,383

	Semiconductors & Semiconductor Equipment – 3.0%
9,410	Applied Materials, Inc.(b)	283,712
20,551	Intel Corp.(b)	775,800
2,134	Maxim Integrated Products, Inc.(b)	85,211
830	NXP Semiconductors NV(b)(c)	84,668
6,242	QUALCOMM, Inc.(b)	427,577
5,934	Texas Instruments, Inc.(b)	416,448

		2,073,416

	Software – 4.6%
3,182	Activision Blizzard, Inc.(b)	140,963
2,439	Adobe Systems, Inc.(b)(c)	264,729
412	ANSYS, Inc.(b)(c)	38,155
2,200	Cadence Design Systems, Inc.(b)(c)	56,166
379	CDK Global, Inc.	21,739
615	Check Point Software Technologies Ltd.(b)(c)	47,730
971	Dell Technologies, Inc., Class V(b)(c)	46,414
1,834	Fortinet, Inc.(b)(c)	67,730
28,775	Microsoft Corp.(b)	1,657,440
12,935	Oracle Corp.(b)	508,087
2,840	Salesforce.com, Inc.(b)(c)	202,577
652	ServiceNow, Inc.(b)(c)	51,606
406	Synopsys, Inc.(c)	24,096
109	Ultimate Software Group, Inc. (The)(c)	22,278

		3,149,710

	Specialty Retail – 2.6%
497	Advance Auto Parts, Inc.(b)	74,113
1,237	Dick’s Sporting Goods, Inc.(b)	70,163
1,764	Foot Locker, Inc.(b)	119,458
5,393	Home Depot, Inc. (The)(b)	693,971
4,459	Lowe’s Cos., Inc.(b)	321,984
762	Signet Jewelers Ltd.(b)	56,792
3,670	TJX Cos., Inc. (The)(b)	274,443
392	Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)	93,288
1,262	Williams-Sonoma, Inc.(b)	64,463

		1,768,675

	Technology Hardware, Storage & Peripherals – 4.1%
21,546	Apple, Inc.(b)	2,435,775
7,272	Hewlett Packard Enterprise Co.(b)	165,438
12,056	HP, Inc.(b)	187,230

		2,788,443

	Textiles, Apparel & Luxury Goods – 0.7%
412	Carter’s, Inc.	35,725

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – continued
3,895	Hanesbrands, Inc.(b)	$98,349
743	Lululemon Athletica, Inc.(b)(c)	45,308
5,430	NIKE, Inc., Class B(b)	285,889
1,472	Skechers U.S.A., Inc., Class A(b)(c)	33,709

		498,980

	Thrifts & Mortgage Finance – 0.0%
2,133	New York Community Bancorp, Inc.(b)	30,353

	Tobacco – 1.8%
8,904	Altria Group, Inc.(b)	563,000
6,486	Philip Morris International, Inc.(b)	630,569

		1,193,569

	Water Utilities – 0.3%
2,553	American Water Works Co., Inc.(b)	191,067

	Wireless Telecommunication Services – 0.1%
7,863	Sprint Corp.(b)(c)	52,132

	Total Common Stocks (Identified Cost $59,415,388)	67,592,281

Principal Amount

Short-Term Investments – 2.3%
$1,549,192	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $1,549,196 on 10/03/2016 collateralized by $1,465,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $1,580,369 including accrued interest(d) (Identified Cost $1,549,192)	1,549,192

	Total Investments – 101.3% (Identified Cost $60,964,580)(a)	69,141,473
	Other assets less liabilities – (1.3)%	(891,538)

	Net Assets – 100.0%	$68,249,935

Contracts

Written Options – (1.4%)

	Index Options – (1.4%)
33	On S&P 500® Index, Call expiring October 07, 2016 at 2175(e)	$(27,885)
32	On S&P 500® Index, Call expiring October 14, 2016 at 2190(e)	(21,600)
34	On S&P 500® Index, Call expiring October 21, 2016 at 2125(e)	(180,540)
74	On S&P 500® Index, Call expiring October 21, 2016 at 2150(e)	(251,230)
34	On S&P 500® Index, Call expiring October 21, 2016 at 2175(e)	(60,180)
71	On S&P 500® Index, Call expiring November 18, 2016 at 2150(e)	(344,705)
31	On S&P 500® Index, Call expiring November 18, 2016 at 2200(e)	(59,055)

	Total Written Options (Premiums Received $1,250,877)	$(945,195)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, written options were fair valued at ($945,195) representing (1.4%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $60,964,580 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,815,643
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(638,750)

Net unrealized appreciation	$8,176,893

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,147,572 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$67,592,281	$—	$—	$67,592,281
Short-Term Investments	—	1,549,192	—	1,549,192

Total	$67,592,281	$1,549,192	$—	$69,141,473

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(945,195)	$—	$(945,195)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended September 30, 2016, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2016:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(945,195)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2016 (Unaudited)

Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	5.5
Banks	5.4
Software	4.6
Internet Software & Services	4.5
Technology Hardware, Storage & Peripherals	4.1
IT Services	3.6
Biotechnology	3.3
Semiconductors & Semiconductor Equipment	3.0
Industrial Conglomerates	3.0
Media	2.8
Diversified Telecommunication Services	2.6
Specialty Retail	2.6
Internet & Direct Marketing Retail	2.5
Health Care Providers & Services	2.5
Health Care Equipment & Supplies	2.4
Electric Utilities	2.3
Chemicals	2.3
Beverages	2.2
Food & Staples Retailing	2.1
Household Products	2.1
Aerospace & Defense	2.1
Insurance	2.0
Other Investments, less than 2% each	25.4
Short-Term Investments	2.3

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 98.8% of Net Assets

	Aerospace & Defense – 1.7%
375,573	Boeing Co. (The)(b)	$49,477,987
207,347	Raytheon Co.(b)	28,226,147
55,181	TransDigm Group, Inc.(b)(c)	15,953,931
421,366	United Technologies Corp.(b)	42,810,785

		136,468,850

	Air Freight & Logistics – 0.6%
426,045	United Parcel Service, Inc., Class B(b)	46,592,281

	Airlines – 0.5%
120,557	Alaska Air Group, Inc.(b)	7,939,884
414,535	American Airlines Group, Inc.(b)	15,176,126
209,953	JetBlue Airways Corp.(b)(c)	3,619,590
327,292	United Continental Holdings, Inc.(b)(c)	17,173,011

		43,908,611

	Auto Components – 0.4%
66,037	Autoliv, Inc.(b)	7,052,751
160,289	Cooper Tire & Rubber Co.(b)	6,094,188
502,475	Johnson Controls International PLC(b)	23,380,162

		36,527,101

	Automobiles – 0.4%
2,410,884	Ford Motor Co.(b)	29,099,370
28,971	Tesla Motors, Inc.(b)(c)	5,910,953

		35,010,323

	Banks – 5.6%
299,428	Associated Banc-Corp(b)	5,865,795
5,175,440	Bank of America Corp.(b)	80,995,636
1,601,427	Citigroup, Inc.(b)	75,635,397
891,008	Huntington Bancshares, Inc.(b)	8,785,339
1,808,349	JPMorgan Chase & Co.(b)	120,417,960
225,091	Old National Bancorp(b)	3,164,779
1,307,123	U.S. Bancorp(b)	56,062,506
2,310,362	Wells Fargo & Co.(b)	102,302,829

		453,230,241

	Beverages – 2.1%
1,833,655	Coca-Cola Co. (The)(b)	77,600,280
103,524	Monster Beverage Corp.(b)(c)	15,198,358
739,333	PepsiCo, Inc.(b)	80,417,250

		173,215,888

	Biotechnology – 3.3%
729,048	AbbVie, Inc.(b)	45,981,057
146,627	Alexion Pharmaceuticals, Inc.(b)(c)	17,967,673
345,763	Amgen, Inc.(b)	57,676,726
115,659	Biogen, Inc.(b)(c)	36,204,737
392,802	Celgene Corp.(b)(c)	41,059,593

Shares	Description	Value (†)

Common Stocks – continued

	Biotechnology – continued
621,397	Gilead Sciences, Inc.(b)	$49,164,931
30,723	Shire PLC, Sponsored ADR(b)	5,955,961
153,054	Vertex Pharmaceuticals, Inc.(b)(c)	13,347,839

		267,358,517

	Building Products – 0.2%
271,553	Fortune Brands Home & Security, Inc.(b)	15,777,229

	Capital Markets – 2.4%
120,536	Affiliated Managers Group, Inc.(b)(c)	17,441,559
986,270	Charles Schwab Corp. (The)(b)	31,136,544
229,939	CME Group, Inc.(b)	24,033,224
268,031	Eaton Vance Corp.(b)	10,466,611
224,819	Goldman Sachs Group, Inc. (The)(b)	36,256,560
77,831	Intercontinental Exchange, Inc.(b)	20,964,558
304,950	Legg Mason, Inc.(b)	10,209,726
918,475	Morgan Stanley(b)	29,446,309
435,421	TD Ameritrade Holding Corp.(b)	15,344,236
144,302	Waddell & Reed Financial, Inc., Class A(b)	2,620,524

		197,919,851

	Chemicals – 1.9%
85,028	Ashland Global Holdings, Inc.(b)	9,858,997
107,327	Celanese Corp., Series A(b)	7,143,685
599,063	Dow Chemical Co. (The)(b)	31,049,435
446,527	E.I. du Pont de Nemours & Co.(b)	29,903,913
194,173	Eastman Chemical Co.(b)	13,141,629
99,705	Ingevity Corp.(b)(c)	4,596,401
249,976	LyondellBasell Industries NV, Class A(b)	20,163,064
259,910	Monsanto Co.(b)	26,562,802
140,041	Olin Corp.(b)	2,873,641
214,640	RPM International, Inc.(b)	11,530,461

		156,824,028

	Commercial Services & Supplies – 0.3%
322,594	Waste Management, Inc.(b)	20,568,593

	Communications Equipment – 1.2%
2,538,649	Cisco Systems, Inc.(b)	80,525,946
147,592	Motorola Solutions, Inc.(b)	11,258,318
39,211	Palo Alto Networks, Inc.(b)(c)	6,247,489

		98,031,753

	Consumer Finance – 0.7%
286,476	Ally Financial, Inc.(b)	5,577,688
415,793	American Express Co.(b)	26,627,384
371,686	Discover Financial Services(b)	21,018,843

		53,223,915

	Containers & Packaging – 0.4%
184,006	Avery Dennison Corp.(b)	14,313,827
149,246	Sonoco Products Co.(b)	7,884,666
257,118	WestRock Co.(b)	12,465,081

		34,663,574

Shares	Description	Value (†)

Common Stocks – continued

	Distributors – 0.3%
236,425	Genuine Parts Co.(b)	$23,748,891

	Diversified Financial Services – 1.7%
945,929	Berkshire Hathaway, Inc., Class B(b)(c)	136,658,363

	Diversified Telecommunication Services – 2.5%
2,644,051	AT&T, Inc.(b)	107,374,911
72,573	SBA Communications Corp., Class A(b)(c)	8,139,788
1,726,685	Verizon Communications, Inc.(b)	89,753,086

		205,267,785

	Electric Utilities – 1.8%
566,146	Alliant Energy Corp.(b)	21,689,053
891,736	American Electric Power Co., Inc.(b)	57,258,369
650,878	Duke Energy Corp.(b)	52,096,275
101,854	Hawaiian Electric Industries, Inc.(b)	3,040,342
271,104	OGE Energy Corp.(b)	8,572,308

		142,656,347

	Electrical Equipment – 0.6%
315,202	Eaton Corp. PLC(b)	20,711,924
395,187	Emerson Electric Co.(b)	21,541,643
59,635	Hubbell, Inc.(b)	6,425,075

		48,678,642

	Electronic Equipment, Instruments & Components – 0.5%
741,474	Corning, Inc.(b)	17,535,860
311,816	TE Connectivity Ltd.(b)	20,074,714

		37,610,574

	Energy Equipment & Services – 1.4%
307,466	Baker Hughes, Inc.(b)	15,517,809
685,359	Halliburton Co.(b)	30,758,912
360,791	Patterson-UTI Energy, Inc.(b)	8,070,895
739,866	Schlumberger Ltd.(b)	58,183,062

		112,530,678

	Food & Staples Retailing – 1.8%
635,591	CVS Health Corp.(b)	56,561,243
692,673	Wal-Mart Stores, Inc.(b)	49,955,577
534,601	Walgreens Boots Alliance, Inc.(b)	43,099,532

		149,616,352

	Food Products – 1.4%
99,388	Bunge Ltd.(b)	5,886,751
594,061	ConAgra Foods, Inc.(b)	27,986,214
327,168	Kraft Heinz Co. (The)(b)	29,284,807
1,164,853	Mondelez International, Inc., Class A(b)	51,137,047

		114,294,819

	Gas Utilities – 0.2%
135,393	National Fuel Gas Co.(b)	7,320,699
36,602	ONE Gas, Inc.(b)	2,263,468

Shares	Description	Value (†)

Common Stocks – continued

	Gas Utilities – continued
98,361	WGL Holdings, Inc.(b)	$6,167,235

		15,751,402

	Health Care Equipment & Supplies – 2.4%
893,105	Abbott Laboratories(b)	37,769,410
419,007	Baxter International, Inc.(b)	19,944,733
1,258,452	Boston Scientific Corp.(b)(c)	29,951,158
420,336	Hologic, Inc.(b)(c)	16,321,647
33,197	Intuitive Surgical, Inc.(b)(c)	24,062,182
703,835	Medtronic PLC(b)	60,811,344
74,579	ResMed, Inc.(b)	4,831,973

		193,692,447

	Health Care Providers & Services – 2.8%
302,112	Aetna, Inc.(b)	34,878,831
190,591	Anthem, Inc.(b)	23,882,958
447,653	Express Scripts Holding Co.(b)(c)	31,572,966
275,311	HCA Holdings, Inc.(b)(c)	20,821,771
155,514	Patterson Cos., Inc.(b)	7,144,313
154,002	Quest Diagnostics, Inc.(b)	13,033,189
551,853	UnitedHealth Group, Inc.(b)	77,259,420
156,836	Universal Health Services, Inc., Class B(b)	19,325,332

		227,918,780

	Hotels, Restaurants & Leisure – 1.4%
63,651	Domino’s Pizza, Inc.(b)	9,665,404
455,773	Hilton Worldwide Holdings, Inc.(b)	10,450,875
67,863	Las Vegas Sands Corp.(b)	3,904,837
501,878	McDonald’s Corp.(b)	57,896,646
242,814	Melco Crown Entertainment Ltd., Sponsored ADR(b)	3,911,734
206,550	MGM Resorts International(b)(c)	5,376,497
218,380	Norwegian Cruise Line Holdings Ltd.(b)(c)	8,232,926
78,199	Restaurant Brands International, Inc.(b)	3,486,111
696,030	Wendy’s Co. (The)(b)	7,517,124

		110,442,154

	Household Durables – 0.9%
261,536	Leggett & Platt, Inc.(b)	11,920,811
442,736	Newell Brands, Inc.(b)	23,314,478
577,566	Toll Brothers, Inc.(b)(c)	17,246,121
63,337	Tupperware Brands Corp.(b)	4,140,339
94,925	Whirlpool Corp.(b)	15,393,038

		72,014,787

	Household Products – 1.9%
201,406	Church & Dwight Co., Inc.(b)	9,651,375
486,221	Colgate-Palmolive Co.(b)	36,048,425
172,907	Kimberly-Clark Corp.(b)	21,810,489
1,016,504	Procter & Gamble Co. (The)(b)	91,231,234

		158,741,523

	Industrial Conglomerates – 3.1%
361,512	3M Co.(b)	63,709,260
4,163,364	General Electric Co.(b)	123,318,841

Shares	Description	Value (†)

Common Stocks – continued

	Industrial Conglomerates – continued
530,132	Honeywell International, Inc.(b)	$61,808,090

		248,836,191

	Insurance – 2.8%
285,238	Aflac, Inc.(b)	20,500,055
355,087	Allstate Corp. (The)(b)	24,564,919
543,963	American International Group, Inc.(b)	32,278,764
188,817	Aon PLC(b)	21,240,024
114,640	Arthur J. Gallagher & Co.(b)	5,831,737
233,582	FNF Group(b)	8,621,512
439,118	Lincoln National Corp.(b)	20,629,764
497,342	Marsh & McLennan Cos., Inc.(b)	33,446,249
365,732	Principal Financial Group, Inc.(b)	18,838,855
277,603	Travelers Cos., Inc. (The)(b)	31,799,424
392,919	XL Group Ltd.(b)	13,213,866

		230,965,169

	Internet & Direct Marketing Retail – 2.5%
175,895	Amazon.com, Inc.(b)(c)	147,278,643
227,526	Netflix, Inc.(b)(c)	22,422,687
25,198	Priceline Group, Inc. (The)(b)(c)	37,078,605

		206,779,935

	Internet Software & Services – 5.0%
146,128	Alphabet, Inc., Class A(b)(c)	117,495,680
119,212	Alphabet, Inc., Class C(b)(c)	92,662,295
21,117	Baidu, Inc., Sponsored ADR(b)(c)	3,844,772
683,491	eBay, Inc.(b)(c)	22,486,854
1,058,751	Facebook, Inc., Class A(b)(c)	135,805,991
183,591	VeriSign, Inc.(b)(c)	14,364,160
547,800	Yahoo!, Inc.(b)(c)	23,610,180

		410,269,932

	IT Services – 3.5%
332,454	Automatic Data Processing, Inc.(b)	29,322,443
168,265	Broadridge Financial Solutions, Inc.(b)	11,406,684
402,814	Cognizant Technology Solutions Corp., Class A(b)(c)	19,218,256
238,300	Fidelity National Information Services, Inc.(b)	18,356,249
40,311	FleetCor Technologies, Inc.(b)(c)	7,003,230
393,031	International Business Machines Corp.(b)	62,432,974
317,901	Paychex, Inc.(b)	18,396,931
639,232	PayPal Holdings, Inc.(b)(c)	26,189,335
1,026,718	Visa, Inc., Class A(b)	84,909,579
480,375	Western Union Co. (The)(b)	10,001,407

		287,237,088

	Leisure Products – 0.2%
310,515	Mattel, Inc.(b)	9,402,394
84,926	Polaris Industries, Inc.(b)	6,576,670

		15,979,064

	Life Sciences Tools & Services – 0.2%
94,254	Illumina, Inc.(b)(c)	17,122,182

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – 1.9%
385,587	Caterpillar, Inc.(b)	$34,228,558
156,219	Cummins, Inc.(b)	20,019,465
239,369	Deere & Co.(b)	20,430,144
189,620	Parker Hannifin Corp.(b)	23,802,999
171,481	Pentair PLC(b)	11,015,939
105,837	Snap-on, Inc.(b)	16,082,991
229,803	Stanley Black & Decker, Inc.(b)	28,261,173
89,145	Timken Co. (The)(b)	3,132,555

		156,973,824

	Media – 2.9%
1,161,861	Comcast Corp., Class A(b)	77,077,859
242,213	Liberty Global PLC, Series C(b)(c)	8,002,718
21,907	Liberty Global PLC LiLAC, Series C(b)(c)	614,491
355,134	News Corp., Class B(b)	5,050,005
196,923	Omnicom Group, Inc.(b)	16,738,455
5,164,830	Sirius XM Holdings, Inc.(b)(c)	21,537,341
419,632	Time Warner, Inc.(b)	33,406,903
117,541	Time, Inc.(b)	1,701,994
771,387	Walt Disney Co. (The)(b)	71,630,997

		235,760,763

	Metals & Mining – 0.3%
378,431	Southern Copper Corp.(b)	9,952,735
471,149	Steel Dynamics, Inc.(b)	11,774,014
95,873	Worthington Industries, Inc.(b)	4,604,780

		26,331,529

	Multi-Utilities – 1.5%
426,287	Ameren Corp.(b)	20,964,795
828,811	CenterPoint Energy, Inc.(b)	19,253,279
331,442	Consolidated Edison, Inc.(b)	24,957,583
649,303	Public Service Enterprise Group, Inc.(b)	27,186,317
477,447	WEC Energy Group, Inc.(b)	28,589,526

		120,951,500

	Multiline Retail – 0.5%
278,452	Nordstrom, Inc.(b)	14,446,090
376,175	Target Corp.(b)	25,835,699

		40,281,789

	Oil, Gas & Consumable Fuels – 5.8%
159,424	Cheniere Energy, Inc.(b)(c)	6,950,886
957,823	Chevron Corp.(b)	98,579,143
245,041	Concho Resources, Inc.(b)(c)	33,656,381
1,163,604	ConocoPhillips(b)	50,581,866
233,301	Continental Resources, Inc.(b)(c)	12,122,320
1,913,452	Exxon Mobil Corp.(b)	167,006,091
328,183	Gulfport Energy Corp.(b)(c)	9,271,170
303,195	HollyFrontier Corp.(b)	7,428,278
563,036	Occidental Petroleum Corp.(b)	41,056,585
241,873	ONEOK, Inc.(b)	12,429,854

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
420,957	Phillips 66(b)	$33,908,086

		472,990,660

	Personal Products – 0.0%
59,847	Herbalife Ltd.(b)(c)	3,709,916

	Pharmaceuticals – 5.5%
190,492	Allergan PLC(b)(c)	43,872,212
792,378	Bristol-Myers Squibb Co.(b)	42,725,022
478,798	Eli Lilly & Co.(b)	38,428,327
62,491	Jazz Pharmaceuticals PLC(b)(c)	7,591,407
1,219,376	Johnson & Johnson(b)	144,044,887
1,280,920	Merck & Co., Inc.(b)	79,942,217
2,617,472	Pfizer, Inc.(b)	88,653,777

		445,257,849

	Professional Services – 0.3%
74,396	Dun & Bradstreet Corp. (The)(b)	10,163,981
135,796	Verisk Analytics, Inc.(b)(c)	11,037,499

		21,201,480

	REITs - Apartments – 0.3%
570,075	UDR, Inc.(b)	20,516,999

	REITs - Diversified – 0.8%
269,981	Digital Realty Trust, Inc.(b)	26,220,555
943,920	Duke Realty Corp.(b)	25,797,333
304,696	Liberty Property Trust(b)	12,294,484

		64,312,372

	REITs - Health Care – 0.7%
170,806	Care Capital Properties, Inc.(b)	4,867,971
289,444	Healthcare Realty Trust, Inc.(b)	9,858,463
317,141	Senior Housing Properties Trust(b)	7,202,272
491,226	Ventas, Inc.(b)	34,695,292

		56,623,998

	REITs - Mortgage – 0.3%
647,012	American Capital Agency Corp.(b)	12,642,614
1,346,535	Annaly Capital Management, Inc.(b)	14,138,618

		26,781,232

	REITs - Office Property – 0.0%
92,074	Mack-Cali Realty Corp.(b)	2,506,254

	REITs - Shopping Centers – 0.1%
132,386	Regency Centers Corp.(b)	10,258,591

	REITs - Storage – 0.2%
205,386	Extra Space Storage, Inc.(b)	16,309,702

	Road & Rail – 0.6%
146,168	Avis Budget Group, Inc.(b)(c)	5,000,407
58,999	Canadian Pacific Railway Ltd.(b)	9,009,147
1,124,197	CSX Corp.(b)	34,288,009

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – continued
105,767	Hertz Global Holdings, Inc.(b)(c)	$4,247,603

		52,545,166

	Semiconductors & Semiconductor Equipment – 3.5%
356,762	Advanced Micro Devices, Inc.(b)(c)	2,465,225
243,846	Analog Devices, Inc.(b)	15,715,875
763,999	Applied Materials, Inc.(b)	23,034,570
2,130,811	Intel Corp.(b)	80,438,115
357,792	Linear Technology Corp.(b)	21,213,488
200,182	Microchip Technology, Inc.(b)	12,439,309
323,321	NVIDIA Corp.(b)	22,153,955
689,565	QUALCOMM, Inc.(b)	47,235,203
177,935	Skyworks Solutions, Inc.(b)	13,547,971
611,033	Texas Instruments, Inc.(b)	42,882,296

		281,126,007

	Software – 4.6%
458,431	Activision Blizzard, Inc.(b)	20,308,493
360,301	Adobe Systems, Inc.(b)(c)	39,107,070
122,862	ANSYS, Inc.(b)(c)	11,378,250
96,031	Dell Technologies, Inc., Class V(b)(c)	4,590,282
3,503,072	Microsoft Corp.(b)	201,776,947
341,278	Nuance Communications, Inc.(b)(c)	4,948,531
1,571,447	Oracle Corp.(b)	61,726,438
93,205	ServiceNow, Inc.(b)(c)	7,377,176
568,928	Symantec Corp.(b)	14,280,093
88,414	Workday, Inc., Class A(b)(c)	8,106,680

		373,599,960

	Specialty Retail – 2.7%
127,513	American Eagle Outfitters, Inc.(b)	2,277,382
240,792	Foot Locker, Inc.(b)	16,306,434
215,349	Gap, Inc. (The)(b)	4,789,362
710,288	Home Depot, Inc. (The)(b)	91,399,860
182,914	L Brands, Inc.(b)	12,944,824
595,033	Lowe’s Cos., Inc.(b)	42,967,333
185,453	Tiffany & Co.(b)	13,469,451
436,948	TJX Cos., Inc. (The)(b)	32,674,972

		216,829,618

	Technology Hardware, Storage & Peripherals – 3.3%
2,387,517	Apple, Inc.(b)	269,908,797

	Textiles, Apparel & Luxury Goods – 0.4%
81,743	Lululemon Athletica, Inc.(b)(c)	4,984,688
212,485	Michael Kors Holdings Ltd.(b)(c)	9,942,173
419,436	Under Armour, Inc., Class A(b)(c)	16,223,785
75,522	Under Armour, Inc., Class C(b)(c)	2,557,175

		33,707,821

	Tobacco – 1.9%
953,388	Altria Group, Inc.(b)	60,282,723
710,497	Philip Morris International, Inc.(b)	69,074,519
458,507	Reynolds American, Inc.(b)	21,618,605

Shares	Description	Value (†)

Common Stocks – continued

	Tobacco – continued
141,009	Vector Group Ltd.(b)	$3,035,917

		154,011,764

	Trading Companies & Distributors – 0.1%
101,499	GATX Corp.(b)	4,521,780

	Wireless Telecommunication Services – 0.0%
242,648	Sprint Corp.(b)(c)	1,608,756

	Total Common Stocks (Identified Cost $5,212,743,089)	8,044,761,987

Contracts

Purchased Options – 0.3%

	Index Options – 0.3%
3,996	On S&P 500® Index, Put expiring October 21, 2016 at 1975(c)(d)	499,500
5,329	On S&P 500® Index, Put expiring October 21, 2016 at 2000(c)(d)	959,220
6,137	On S&P 500® Index, Put expiring October 21, 2016 at 2025(c)(d)	1,472,880
3,613	On S&P 500® Index, Put expiring November 18, 2016 at 1925(c)(d)	1,752,305
9,310	On S&P 500® Index, Put expiring November 18, 2016 at 1975(c)(d)	7,122,150
4,010	On S&P 500® Index, Put expiring November 18, 2016 at 2000(c)(d)	3,829,550
4,355	On S&P 500® Index, Put expiring December 16, 2016 at 1925(c)(d)	4,834,050

	Total Purchased Options (Identified Cost $49,410,131)	20,469,655

Principal Amount

Short-Term Investments – 2.4%
197,775,557	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $197,776,051 on 10/03/2016 collateralized by $27,185,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $29,869,519; $157,855,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $171,864,631 including accrued interest(e) (Identified Cost $197,775,557)	197,775,557

	Total Investments – 101.5% (Identified Cost $5,459,928,777)(a)	8,263,007,199
	Other assets less liabilities – (1.5)%	(120,839,723)

	Net Assets – 100.0%	$8,142,167,476

Contracts

Written Options – (1.4%)

	Index Options – (1.4%)
4,079	On S&P 500® Index, Call expiring October 07, 2016 at 2175(d)	$(3,446,755)
3,822	On S&P 500® Index, Call expiring October 14, 2016 at 2190(d)	(2,579,850)
4,244	On S&P 500® Index, Call expiring October 21, 2016 at 2125(d)	(22,535,640)
8,177	On S&P 500® Index, Call expiring October 21, 2016 at 2150(d)	(27,760,915)
4,098	On S&P 500® Index, Call expiring October 21, 2016 at 2175(d)	(7,253,460)
8,471	On S&P 500® Index, Call expiring November 18, 2016 at 2150(d)	(41,126,705)
3,859	On S&P 500® Index, Call expiring November 18, 2016 at 2200(d)	(7,351,395)

	Total Written Options (Premiums Received $146,757,357)	$(112,054,720)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, purchased options were fair valued at $20,469,655, representing 0.3% of net assets, and written options were fair valued at ($112,054,720), representing (1.4%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $5,459,928,777 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,958,081,300
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(155,002,878)

Net unrealized appreciation	$2,803,078,422

At December 31, 2015, the Fund had a short-term capital loss carryforward of $1,469,321,459 of which $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $70,673,429 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,044,761,987	$—	$—	$8,044,761,987
Purchased Options*	—	20,469,655	—	20,469,655
Short-Term Investments	—	197,775,557	—	197,775,557

Total	$8,044,761,987	$218,245,212	$—	$8,263,007,199

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(112,054,720)	$—	$(112,054,720)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2016, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2016, as reflected within the Portfolio of Investments:

Assets	Investments at value [1]
Exchange-traded/cleared asset derivatives
Equity contracts	$20,469,655

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(112,054,720)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2016 (Unaudited)

Oil, Gas & Consumable Fuels	5.8%
Banks	5.6
Pharmaceuticals	5.5
Internet Software & Services	5.0
Software	4.6
IT Services	3.5
Semiconductors & Semiconductor Equipment	3.5
Technology Hardware, Storage & Peripherals	3.3
Biotechnology	3.3
Industrial Conglomerates	3.1
Media	2.9
Insurance	2.8
Health Care Providers & Services	2.8
Specialty Retail	2.7
Internet & Direct Marketing Retail	2.5
Diversified Telecommunication Services	2.5
Capital Markets	2.4
Health Care Equipment & Supplies	2.4
Beverages	2.1
Other Investments, less than 2% each	32.8
Short-Term Investments	2.4

Total Investments	101.5
Other assets less liabilities (including open written options)	(1.5)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2016